SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
A summary of the status of the 2004 Share Option Plan as of December 31, 2013, 2012 and 2011, and changes during the years ending on those dates, is presented below:

	Year ended December 31,
	2 0 1 3		2 0 1 2		2 0 1 1
	(in thousands)
	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price	Shares underlying options	Weighted average exercise price
Outstanding at beginning of year	20,905	$2.25	59,905	$2.56	400,655	$2.21
Granted	-	-	-		-	-
Exercised	(20,905)	$2.25	(39,000)	$2.72	(340,750)	$2.15
Cancelled	-	-	-		-	-
Outstanding at year end	-	-	20,905	$2.25	59,905	$2.56
Options exercisable at year end	-	-	20,905	$2.25	59,905	$2.56
Weighted average fair value of options granted during the year	-		-		-